Employee Benefit Plans (Tables)	3 Months Ended
Jun. 30, 2012
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended June 30,		Six months ended June 30,

	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$2,645	$2,735	$5,337	$5,357
Interest cost	6,446	6,139	12,938	12,175
Expected return on plan assets	(3,825)	(4,275)	(7,650)	(8,550)
Amortization of unrealized losses	4,370	1,801	8,743	3,601
Net periodic benefit costs	$9,636	$6,400	$19,368	$12,583